EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,606,227	Empower Bond Index Fund Institutional Class(a)	$ 55,690,489
3,182,041	Empower Core Bond Fund Institutional Class(a)	27,397,373
3,881,429	Empower Global Bond Fund Institutional Class(a)	29,382,418
1,718,017	Empower High Yield Bond Fund Institutional Class(a)	15,943,196
7,584,551	Empower Inflation-Protected Securities Fund Institutional Class(a)	69,322,800
2,711,913	Empower Multi-Sector Bond Fund Institutional Class(a)	22,319,045
3,174,015	Empower Short Duration Bond Fund Institutional Class(a)	29,740,524

TOTAL BOND MUTUAL FUNDS — 46.26% (Cost $280,200,382)		$249,795,845
EQUITY MUTUAL FUNDS
380,119	American Century Real Estate Fund Class R6	8,826,369
981,037	DFA International Real Estate Securities Portfolio Institutional Class	3,620,026
176,343	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,920,377
812,511	Empower Emerging Markets Equity Fund Institutional Class(a)	6,670,715
1,319,950	Empower International Growth Fund Institutional Class(a)	11,668,356
2,469,529	Empower International Index Fund Institutional Class(a)	24,719,983
1,612,450	Empower International Value Fund Institutional Class(a)	13,076,966
2,451,806	Empower Large Cap Growth Fund Institutional Class(a)	20,913,903
3,303,039	Empower Large Cap Value Fund Institutional Class(a)	22,559,754
1,029,282	Empower Mid Cap Value Fund Institutional Class(a)	7,801,958
603,029	Empower Real Estate Index Fund Institutional Class(a)	4,763,929
Shares		Fair Value
Equity Mutual Funds — (continued)
5,323,949	Empower S&P 500® Index Fund Institutional Class(a)	$ 43,549,902
2,336,063	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	18,665,143
1,332,587	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	8,302,020
78,729	Empower Small Cap Growth Fund Institutional Class(a)	768,392
651,428	Empower Small Cap Value Fund Institutional Class(a)	4,364,569
1,417,793	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	8,946,277
676,826	Fidelity® Emerging Markets Index Fund Institutional Class	6,653,196
118,154	Janus Henderson Triton Fund Class N	3,136,998

TOTAL EQUITY MUTUAL FUNDS — 40.92% (Cost $241,473,250)		$220,928,833
Account Balance
FIXED INTEREST CONTRACT
69,404,706(b)	Empower of America Contract(a) 1.60%(c)	69,404,706

TOTAL FIXED INTEREST CONTRACT — 12.86% (Cost $69,404,706)		$69,404,706
TOTAL INVESTMENTS — 100.04% (Cost $591,078,338)		$540,129,384
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(191,073)
TOTAL NET ASSETS — 100.00%		$539,938,311

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,836,203	Empower Bond Index Fund Institutional Class(a)	$ 40,769,188
2,331,750	Empower Core Bond Fund Institutional Class(a)	20,076,370
2,664,626	Empower Global Bond Fund Institutional Class(a)	20,171,222
1,256,685	Empower High Yield Bond Fund Institutional Class(a)	11,662,034
4,131,627	Empower Inflation-Protected Securities Fund Institutional Class(a)	37,763,072
1,985,781	Empower Multi-Sector Bond Fund Institutional Class(a)	16,342,976
1,793,100	Empower Short Duration Bond Fund Institutional Class(a)	16,801,348

TOTAL BOND MUTUAL FUNDS — 43.99% (Cost $183,698,874)		$163,586,210
EQUITY MUTUAL FUNDS
265,396	American Century Real Estate Fund Class R6	6,162,487
714,378	DFA International Real Estate Securities Portfolio Institutional Class	2,636,056
135,117	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,471,424
678,404	Empower Emerging Markets Equity Fund Institutional Class(a)	5,569,698
1,045,932	Empower International Growth Fund Institutional Class(a)	9,246,039
1,959,415	Empower International Index Fund Institutional Class(a)	19,613,747
1,277,214	Empower International Value Fund Institutional Class(a)	10,358,206
1,837,373	Empower Large Cap Growth Fund Institutional Class(a)	15,672,795
2,466,943	Empower Large Cap Value Fund Institutional Class(a)	16,849,222
767,561	Empower Mid Cap Value Fund Institutional Class(a)	5,818,114
423,696	Empower Real Estate Index Fund Institutional Class(a)	3,347,197
Shares		Fair Value
Equity Mutual Funds — (continued)
3,984,617	Empower S&P 500® Index Fund Institutional Class(a)	$ 32,594,169
1,746,518	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	13,954,681
1,101,045	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	6,859,511
65,631	Empower Small Cap Growth Fund Institutional Class(a)	640,554
541,695	Empower Small Cap Value Fund Institutional Class(a)	3,629,354
1,064,575	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	6,717,467
564,749	Fidelity® Emerging Markets Index Fund Institutional Class	5,551,478
98,279	Janus Henderson Triton Fund Class N	2,609,316

TOTAL EQUITY MUTUAL FUNDS — 45.52% (Cost $195,817,692)		$169,301,515
Account Balance
FIXED INTEREST CONTRACT
39,125,284(b)	Empower of America Contract(a) 1.60%(c)	39,125,284

TOTAL FIXED INTEREST CONTRACT — 10.52% (Cost $39,125,284)		$39,125,284
TOTAL INVESTMENTS — 100.03% (Cost $418,641,850)		$372,013,009
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(127,316)
TOTAL NET ASSETS — 100.00%		$371,885,693

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
16,424,696	Empower Bond Index Fund Institutional Class(a)	$ 138,460,189
7,890,594	Empower Core Bond Fund Institutional Class(a)	67,938,016
8,593,620	Empower Global Bond Fund Institutional Class(a)	65,053,702
4,266,485	Empower High Yield Bond Fund Institutional Class(a)	39,592,980
10,374,374	Empower Inflation-Protected Securities Fund Institutional Class(a)	94,821,780
6,720,636	Empower Multi-Sector Bond Fund Institutional Class(a)	55,310,835
4,718,159	Empower Short Duration Bond Fund Institutional Class(a)	44,209,145

TOTAL BOND MUTUAL FUNDS — 40.26% (Cost $570,774,046)		$505,386,647
EQUITY MUTUAL FUNDS
900,810	American Century Real Estate Fund Class R6	20,916,806
2,568,089	DFA International Real Estate Securities Portfolio Institutional Class	9,476,248
502,540	Empower Ariel Mid Cap Value Fund Institutional Class(a)	5,472,666
2,815,871	Empower Emerging Markets Equity Fund Institutional Class(a)	23,118,305
4,126,555	Empower International Growth Fund Institutional Class(a)	36,478,743
7,748,500	Empower International Index Fund Institutional Class(a)	77,562,482
5,052,400	Empower International Value Fund Institutional Class(a)	40,974,962
6,853,467	Empower Large Cap Growth Fund Institutional Class(a)	58,460,073
9,234,218	Empower Large Cap Value Fund Institutional Class(a)	63,069,710
2,874,999	Empower Mid Cap Value Fund Institutional Class(a)	21,792,496
Shares		Fair Value
Equity Mutual Funds — (continued)
1,435,639	Empower Real Estate Index Fund Institutional Class(a)	$ 11,341,546
14,885,399	Empower S&P 500® Index Fund Institutional Class(a)	121,762,567
6,534,982	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	52,214,508
4,528,901	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	28,215,053
273,767	Empower Small Cap Growth Fund Institutional Class(a)	2,671,970
2,228,465	Empower Small Cap Value Fund Institutional Class(a)	14,930,715
3,976,760	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	25,093,353
2,343,604	Fidelity® Emerging Markets Index Fund Institutional Class	23,037,630
403,996	Janus Henderson Triton Fund Class N	10,726,086

TOTAL EQUITY MUTUAL FUNDS — 51.57% (Cost $706,975,419)		$647,315,919
Account Balance
FIXED INTEREST CONTRACT
103,023,080(b)	Empower of America Contract(a) 1.60%(c)	103,023,080

TOTAL FIXED INTEREST CONTRACT — 8.21% (Cost $103,023,080)		$103,023,080
TOTAL INVESTMENTS — 100.04% (Cost $1,380,772,545)		$1,255,725,646
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(454,666)
TOTAL NET ASSETS — 100.00%		$1,255,270,980

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,542,624	Empower Bond Index Fund Institutional Class(a)	$ 46,724,318
2,669,563	Empower Core Bond Fund Institutional Class(a)	22,984,939
2,795,093	Empower Global Bond Fund Institutional Class(a)	21,158,855
1,450,625	Empower High Yield Bond Fund Institutional Class(a)	13,461,800
2,546,232	Empower Inflation-Protected Securities Fund Institutional Class(a)	23,272,556
2,275,297	Empower Multi-Sector Bond Fund Institutional Class(a)	18,725,697
1,235,387	Empower Short Duration Bond Fund Institutional Class(a)	11,575,577

TOTAL BOND MUTUAL FUNDS — 34.10% (Cost $176,233,303)		$157,903,742
EQUITY MUTUAL FUNDS
342,649	American Century Real Estate Fund Class R6	7,956,299
1,016,239	DFA International Real Estate Securities Portfolio Institutional Class	3,749,921
211,910	Empower Ariel Mid Cap Value Fund Institutional Class(a)	2,307,700
1,307,212	Empower Emerging Markets Equity Fund Institutional Class(a)	10,732,208
1,835,293	Empower International Growth Fund Institutional Class(a)	16,223,989
3,444,582	Empower International Index Fund Institutional Class(a)	34,480,265
2,251,393	Empower International Value Fund Institutional Class(a)	18,258,799
2,868,822	Empower Large Cap Growth Fund Institutional Class(a)	24,471,055
3,883,612	Empower Large Cap Value Fund Institutional Class(a)	26,525,071
1,208,183	Empower Mid Cap Value Fund Institutional Class(a)	9,158,030
542,782	Empower Real Estate Index Fund Institutional Class(a)	4,287,976
Shares		Fair Value
Equity Mutual Funds — (continued)
6,229,522	Empower S&P 500® Index Fund Institutional Class(a)	$ 50,957,491
2,752,255	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	21,990,516
2,087,281	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	13,003,759
125,058	Empower Small Cap Growth Fund Institutional Class(a)	1,220,569
1,025,417	Empower Small Cap Value Fund Institutional Class(a)	6,870,293
1,667,756	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,523,543
1,087,041	Fidelity® Emerging Markets Index Fund Institutional Class	10,685,609
186,732	Janus Henderson Triton Fund Class N	4,957,736

TOTAL EQUITY MUTUAL FUNDS — 60.10% (Cost $315,480,206)		$278,360,829
Account Balance
FIXED INTEREST CONTRACT
27,020,734(b)	Empower of America Contract(a) 1.60%(c)	27,020,734

TOTAL FIXED INTEREST CONTRACT — 5.83% (Cost $27,020,734)		$27,020,734
TOTAL INVESTMENTS — 100.03% (Cost $518,734,243)		$463,285,305
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(154,117)
TOTAL NET ASSETS — 100.00%		$463,131,188

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
12,669,899	Empower Bond Index Fund Institutional Class(a)	$ 106,807,249
6,098,942	Empower Core Bond Fund Institutional Class(a)	52,511,891
6,181,326	Empower Global Bond Fund Institutional Class(a)	46,792,635
3,309,252	Empower High Yield Bond Fund Institutional Class(a)	30,709,856
4,052,425	Empower Inflation-Protected Securities Fund Institutional Class(a)	37,039,171
5,193,251	Empower Multi-Sector Bond Fund Institutional Class(a)	42,740,457
2,156,385	Empower Short Duration Bond Fund Institutional Class(a)	20,205,327

TOTAL BOND MUTUAL FUNDS — 25.80% (Cost $380,050,344)		$336,806,586
EQUITY MUTUAL FUNDS
966,457	American Century Real Estate Fund Class R6	22,441,136
3,019,138	DFA International Real Estate Securities Portfolio Institutional Class	11,140,620
679,159	Empower Ariel Mid Cap Value Fund Institutional Class(a)	7,396,042
4,665,475	Empower Emerging Markets Equity Fund Institutional Class(a)	38,303,550
6,281,451	Empower International Growth Fund Institutional Class(a)	55,528,024
11,758,187	Empower International Index Fund Institutional Class(a)	117,699,450
7,688,733	Empower International Value Fund Institutional Class(a)	62,355,627
9,307,769	Empower Large Cap Growth Fund Institutional Class(a)	79,395,266
12,550,890	Empower Large Cap Value Fund Institutional Class(a)	85,722,577
3,910,128	Empower Mid Cap Value Fund Institutional Class(a)	29,638,772
Shares		Fair Value
Equity Mutual Funds — (continued)
1,527,501	Empower Real Estate Index Fund Institutional Class(a)	$ 12,067,262
20,230,292	Empower S&P 500® Index Fund Institutional Class(a)	165,483,789
8,894,771	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	71,069,224
7,326,333	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	45,643,052
445,818	Empower Small Cap Growth Fund Institutional Class(a)	4,351,187
3,620,312	Empower Small Cap Value Fund Institutional Class(a)	24,256,093
5,398,287	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	34,063,188
3,882,324	Fidelity® Emerging Markets Index Fund Institutional Class	38,163,241
653,502	Janus Henderson Triton Fund Class N	17,350,471

TOTAL EQUITY MUTUAL FUNDS — 70.62% (Cost $1,000,933,068)		$922,068,571
Account Balance
FIXED INTEREST CONTRACT
47,304,749(b)	Empower of America Contract(a) 1.60%(c)	47,304,749

TOTAL FIXED INTEREST CONTRACT — 3.62% (Cost $47,304,749)		$47,304,749
TOTAL INVESTMENTS — 100.04% (Cost $1,428,288,161)		$1,306,179,906
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(486,440)
TOTAL NET ASSETS — 100.00%		$1,305,693,466

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,380,761	Empower Bond Index Fund Institutional Class(a)	$ 20,069,813
1,145,154	Empower Core Bond Fund Institutional Class(a)	9,859,777
1,130,392	Empower Global Bond Fund Institutional Class(a)	8,557,066
619,562	Empower High Yield Bond Fund Institutional Class(a)	5,749,534
490,281	Empower Inflation-Protected Securities Fund Institutional Class(a)	4,481,167
972,002	Empower Multi-Sector Bond Fund Institutional Class(a)	7,999,580
304,938	Empower Short Duration Bond Fund Institutional Class(a)	2,857,276

TOTAL BOND MUTUAL FUNDS — 17.17% (Cost $65,226,172)		$59,574,213
EQUITY MUTUAL FUNDS
260,384	American Century Real Estate Fund Class R6	6,046,114
846,454	DFA International Real Estate Securities Portfolio Institutional Class	3,123,416
201,787	Empower Ariel Mid Cap Value Fund Institutional Class(a)	2,197,462
1,542,170	Empower Emerging Markets Equity Fund Institutional Class(a)	12,661,216
1,967,334	Empower International Growth Fund Institutional Class(a)	17,391,233
3,691,332	Empower International Index Fund Institutional Class(a)	36,950,231
2,401,496	Empower International Value Fund Institutional Class(a)	19,476,134
2,759,113	Empower Large Cap Growth Fund Institutional Class(a)	23,535,235
3,714,823	Empower Large Cap Value Fund Institutional Class(a)	25,372,242
1,158,790	Empower Mid Cap Value Fund Institutional Class(a)	8,783,631
415,870	Empower Real Estate Index Fund Institutional Class(a)	3,285,374
Shares		Fair Value
Equity Mutual Funds — (continued)
5,979,355	Empower S&P 500® Index Fund Institutional Class(a)	$ 48,911,120
2,635,473	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	21,057,429
2,353,031	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	14,659,386
142,620	Empower Small Cap Growth Fund Institutional Class(a)	1,391,968
1,157,724	Empower Small Cap Value Fund Institutional Class(a)	7,756,753
1,597,086	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,077,612
1,281,007	Fidelity® Emerging Markets Index Fund Institutional Class	12,592,297
209,856	Janus Henderson Triton Fund Class N	5,571,664

TOTAL EQUITY MUTUAL FUNDS — 80.95% (Cost $316,502,701)		$280,840,517
Account Balance
FIXED INTEREST CONTRACT
6,622,145(b)	Empower of America Contract(a) 1.60%(c)	6,622,145

TOTAL FIXED INTEREST CONTRACT — 1.91% (Cost $6,622,145)		$6,622,145
TOTAL INVESTMENTS — 100.03% (Cost $388,351,018)		$347,036,875
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(121,054)
TOTAL NET ASSETS — 100.00%		$346,915,821

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,010,163	Empower Bond Index Fund Institutional Class(a)	$ 33,805,673
1,925,315	Empower Core Bond Fund Institutional Class(a)	16,576,959
1,869,033	Empower Global Bond Fund Institutional Class(a)	14,148,580
1,042,215	Empower High Yield Bond Fund Institutional Class(a)	9,671,755
438,333	Empower Inflation-Protected Securities Fund Institutional Class(a)	4,006,368
1,640,784	Empower Multi-Sector Bond Fund Institutional Class(a)	13,503,654
369,841	Empower Short Duration Bond Fund Institutional Class(a)	3,465,414

TOTAL BOND MUTUAL FUNDS — 10.75% (Cost $106,576,250)		$95,178,403
EQUITY MUTUAL FUNDS
667,324	American Century Real Estate Fund Class R6	15,495,253
2,272,214	DFA International Real Estate Securities Portfolio Institutional Class	8,384,470
538,643	Empower Ariel Mid Cap Value Fund Institutional Class(a)	5,865,820
4,581,496	Empower Emerging Markets Equity Fund Institutional Class(a)	37,614,086
5,607,433	Empower International Growth Fund Institutional Class(a)	49,569,709
10,521,975	Empower International Index Fund Institutional Class(a)	105,324,969
6,860,654	Empower International Value Fund Institutional Class(a)	55,639,907
7,461,088	Empower Large Cap Growth Fund Institutional Class(a)	63,643,081
10,062,370	Empower Large Cap Value Fund Institutional Class(a)	68,725,988
3,123,795	Empower Mid Cap Value Fund Institutional Class(a)	23,678,365
1,063,512	Empower Real Estate Index Fund Institutional Class(a)	8,401,746
Shares		Fair Value
Equity Mutual Funds — (continued)
16,197,020	Empower S&P 500® Index Fund Institutional Class(a)	$132,491,621
7,113,257	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	56,834,923
6,877,337	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	42,845,810
418,984	Empower Small Cap Growth Fund Institutional Class(a)	4,089,284
3,392,805	Empower Small Cap Value Fund Institutional Class(a)	22,731,790
4,327,935	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	27,309,266
3,810,419	Fidelity® Emerging Markets Index Fund Institutional Class	37,456,422
611,388	Janus Henderson Triton Fund Class N	16,232,355

TOTAL EQUITY MUTUAL FUNDS — 88.38% (Cost $858,342,717)		$782,334,865
Account Balance
FIXED INTEREST CONTRACT
8,051,475(b)	Empower of America Contract(a) 1.60%(c)	8,051,475

TOTAL FIXED INTEREST CONTRACT — 0.91% (Cost $8,051,475)		$8,051,475
TOTAL INVESTMENTS — 100.04% (Cost $972,970,442)		$885,564,743
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(331,355)
TOTAL NET ASSETS — 100.00%		$885,233,388

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
789,652	Empower Bond Index Fund Institutional Class(a)	$ 6,656,762
380,150	Empower Core Bond Fund Institutional Class(a)	3,273,092
359,960	Empower Global Bond Fund Institutional Class(a)	2,724,899
203,812	Empower High Yield Bond Fund Institutional Class(a)	1,891,371
22,384	Empower Inflation-Protected Securities Fund Institutional Class(a)	204,587
323,331	Empower Multi-Sector Bond Fund Institutional Class(a)	2,661,017
48,453	Empower Short Duration Bond Fund Institutional Class(a)	454,008

TOTAL BOND MUTUAL FUNDS — 7.82% (Cost $19,437,795)		$17,865,736
EQUITY MUTUAL FUNDS
175,741	American Century Real Estate Fund Class R6	4,080,705
622,934	DFA International Real Estate Securities Portfolio Institutional Class	2,298,627
140,889	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,534,277
1,303,652	Empower Emerging Markets Equity Fund Institutional Class(a)	10,702,979
1,527,809	Empower International Growth Fund Institutional Class(a)	13,505,836
2,866,693	Empower International Index Fund Institutional Class(a)	28,695,596
1,875,404	Empower International Value Fund Institutional Class(a)	15,209,528
1,934,747	Empower Large Cap Growth Fund Institutional Class(a)	16,503,392
2,608,996	Empower Large Cap Value Fund Institutional Class(a)	17,819,445
809,981	Empower Mid Cap Value Fund Institutional Class(a)	6,139,653
279,921	Empower Real Estate Index Fund Institutional Class(a)	2,211,375
Shares		Fair Value
Equity Mutual Funds — (continued)
4,201,966	Empower S&P 500® Index Fund Institutional Class(a)	$ 34,372,084
1,846,167	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	14,750,878
1,923,577	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	11,983,886
115,078	Empower Small Cap Growth Fund Institutional Class(a)	1,123,164
947,094	Empower Small Cap Value Fund Institutional Class(a)	6,345,529
1,120,828	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,072,425
1,086,585	Fidelity® Emerging Markets Index Fund Institutional Class	10,681,128
170,413	Janus Henderson Triton Fund Class N	4,524,456

TOTAL EQUITY MUTUAL FUNDS — 91.74% (Cost $234,308,931)		$209,554,963
Account Balance
FIXED INTEREST CONTRACT
1,066,137(b)	Empower of America Contract(a) 1.60%(c)	1,066,137

TOTAL FIXED INTEREST CONTRACT — 0.47% (Cost $1,066,137)		$1,066,137
TOTAL INVESTMENTS — 100.03% (Cost $254,812,863)		$228,486,836
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(77,814)
TOTAL NET ASSETS — 100.00%		$228,409,022

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,337,937	Empower Bond Index Fund Institutional Class(a)	$ 11,278,808
643,390	Empower Core Bond Fund Institutional Class(a)	5,539,589
630,481	Empower Global Bond Fund Institutional Class(a)	4,772,740
349,209	Empower High Yield Bond Fund Institutional Class(a)	3,240,659
545,553	Empower Multi-Sector Bond Fund Institutional Class(a)	4,489,897
67,541	Empower Short Duration Bond Fund Institutional Class(a)	632,864

TOTAL BOND MUTUAL FUNDS — 6.99% (Cost $33,443,588)		$29,954,557
EQUITY MUTUAL FUNDS
330,549	American Century Real Estate Fund Class R6	7,675,349
1,217,890	DFA International Real Estate Securities Portfolio Institutional Class	4,494,013
256,652	Empower Ariel Mid Cap Value Fund Institutional Class(a)	2,794,940
2,630,624	Empower Emerging Markets Equity Fund Institutional Class(a)	21,597,422
2,954,395	Empower International Growth Fund Institutional Class(a)	26,116,856
5,544,124	Empower International Index Fund Institutional Class(a)	55,496,684
3,619,748	Empower International Value Fund Institutional Class(a)	29,356,160
3,543,268	Empower Large Cap Growth Fund Institutional Class(a)	30,224,072
4,783,235	Empower Large Cap Value Fund Institutional Class(a)	32,669,492
1,481,009	Empower Mid Cap Value Fund Institutional Class(a)	11,226,052
525,018	Empower Real Estate Index Fund Institutional Class(a)	4,147,642
7,709,949	Empower S&P 500® Index Fund Institutional Class(a)	63,067,379
Shares		Fair Value
Equity Mutual Funds — (continued)
3,380,703	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	$ 27,011,817
3,777,178	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	23,531,818
229,223	Empower Small Cap Growth Fund Institutional Class(a)	2,237,218
1,862,853	Empower Small Cap Value Fund Institutional Class(a)	12,481,114
2,050,885	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	12,941,085
2,192,140	Fidelity® Emerging Markets Index Fund Institutional Class	21,548,740
334,314	Janus Henderson Triton Fund Class N	8,876,035

TOTAL EQUITY MUTUAL FUNDS — 92.71% (Cost $436,747,865)		$397,493,888
Account Balance
FIXED INTEREST CONTRACT
1,473,830(b)	Empower of America Contract(a) 1.60%(c)	1,473,830

TOTAL FIXED INTEREST CONTRACT — 0.34% (Cost $1,473,830)		$1,473,830
TOTAL INVESTMENTS — 100.04% (Cost $471,665,283)		$428,922,275
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(154,950)
TOTAL NET ASSETS — 100.00%		$428,767,325

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
91,397	Empower Bond Index Fund Institutional Class(a)	$ 770,473
43,899	Empower Core Bond Fund Institutional Class(a)	377,974
45,730	Empower Global Bond Fund Institutional Class(a)	346,179
23,634	Empower High Yield Bond Fund Institutional Class(a)	219,319
37,397	Empower Multi-Sector Bond Fund Institutional Class(a)	307,774
4,580	Empower Short Duration Bond Fund Institutional Class(a)	42,917

TOTAL BOND MUTUAL FUNDS — 6.68% (Cost $2,137,371)		$2,064,636
EQUITY MUTUAL FUNDS
24,201	American Century Real Estate Fund Class R6	561,948
93,181	DFA International Real Estate Securities Portfolio Institutional Class	343,837
17,965	Empower Ariel Mid Cap Value Fund Institutional Class(a)	195,640
200,117	Empower Emerging Markets Equity Fund Institutional Class(a)	1,642,959
216,772	Empower International Growth Fund Institutional Class(a)	1,916,265
406,034	Empower International Index Fund Institutional Class(a)	4,064,405
265,500	Empower International Value Fund Institutional Class(a)	2,153,201
248,042	Empower Large Cap Growth Fund Institutional Class(a)	2,115,800
333,977	Empower Large Cap Value Fund Institutional Class(a)	2,281,064
103,603	Empower Mid Cap Value Fund Institutional Class(a)	785,309
38,449	Empower Real Estate Index Fund Institutional Class(a)	303,748
Shares		Fair Value
Equity Mutual Funds — (continued)
538,690	Empower S&P 500® Index Fund Institutional Class(a)	$ 4,406,482
236,862	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	1,892,531
283,642	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	1,767,090
16,899	Empower Small Cap Growth Fund Institutional Class(a)	164,933
139,319	Empower Small Cap Value Fund Institutional Class(a)	933,438
143,627	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	906,290
166,685	Fidelity® Emerging Markets Index Fund Institutional Class	1,638,513
25,082	Janus Henderson Triton Fund Class N	665,916

TOTAL EQUITY MUTUAL FUNDS — 93.02% (Cost $30,725,414)		$28,739,369
Account Balance
FIXED INTEREST CONTRACT
100,983(b)	Empower of America Contract(a) 1.60%(c)	100,983

TOTAL FIXED INTEREST CONTRACT — 0.33% (Cost $100,983)		$100,983
TOTAL INVESTMENTS — 100.03% (Cost $32,963,768)		$30,904,988
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(9,662)
TOTAL NET ASSETS — 100.00%		$30,895,326

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2023. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Funds valuation designee to make all fair value determinations with respect to the Funds investments, subject to oversight by the Board of Directors.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America (Empower of America Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis.  The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America (Empower of America).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs.  Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.

March 31, 2023

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%.The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2023, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
BOND MUTUAL FUNDS 46.26%
Empower Bond Index Fund Institutional Class	6,606,227	$56,560,484	$1,260,297	$3,869,031	$(497,953)	$1,738,739	$466,773	$-	$55,690,489
Empower Core Bond Fund Institutional Class	3,182,041	27,841,819	575,076	2,040,177	(253,496)	1,020,655	253,468	-	27,397,373
Empower Global Bond Fund Institutional Class	3,881,429	29,885,115	376,844	1,839,871	(278,598)	960,330	-	-	29,382,418
Empower High Yield Bond Fund Institutional Class	1,718,017	15,987,150	167,979	740,878	(16,878)	528,945	-	-	15,943,196
Empower Inflation-Protected Securities Fund Institutional Class	7,584,551	70,413,666	881,704	4,655,319	(431,303)	2,682,749	-	-	69,322,800
Empower Multi-Sector Bond Fund Institutional Class	2,711,913	22,574,572	233,065	1,313,911	(212,793)	825,319	-	-	22,319,045
Empower Short Duration Bond Fund Institutional Class	3,174,015	30,414,774	723,586	1,737,457	(73,595)	339,621	252,051	-	29,740,524
					(1,764,616)	8,096,358	972,292	0	249,795,845
EQUITY MUTUAL FUNDS 36.81%
Empower Ariel Mid Cap Value Fund Institutional Class	176,343	1,939,887	155,372	154,334	72,890	(20,548)	-	-	1,920,377
Empower Emerging Markets Equity Fund Institutional Class	812,511	6,712,294	360,544	732,286	(6,300)	330,163	-	-	6,670,715
Empower International Growth Fund Institutional Class	1,319,950	11,648,021	64,294	1,233,214	139,481	1,189,255	-	-	11,668,356
Empower International Index Fund Institutional Class	2,469,529	24,792,863	365,888	2,214,058	285,527	1,775,290	-	-	24,719,983
Empower International Value Fund Institutional Class	1,612,450	13,154,996	233,325	1,209,849	173,996	898,494	-	-	13,076,966
Empower Large Cap Growth Fund Institutional Class	2,451,806	20,896,647	229,235	1,900,217	130,625	1,688,238	-	-	20,913,903
Empower Large Cap Value Fund Institutional Class	3,303,039	22,773,725	1,179,639	1,170,072	417,337	(223,538)	-	-	22,559,754
Empower Mid Cap Value Fund Institutional Class	1,029,282	7,791,960	554,310	580,988	259,860	36,676	-	-	7,801,958
Empower Real Estate Index Fund Institutional Class	603,029	4,724,684	377,327	402,988	96,168	64,906	-	-	4,763,929
Empower S&P 500® Index Fund Institutional Class	5,323,949	43,578,491	581,165	3,855,768	(35,428)	3,246,014	-	-	43,549,902
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,336,063	18,735,667	1,310,730	1,462,370	724,787	81,116	-	-	18,665,143
Empower S&P Small Cap 600® Index Fund Institutional Class	1,332,587	8,362,498	655,090	721,378	258,613	5,810	-	-	8,302,020
Empower Small Cap Growth Fund Institutional Class	78,729	768,960	45,989	72,036	29,805	25,479	-	-	768,392
Empower Small Cap Value Fund Institutional Class	651,428	4,419,210	388,215	366,349	192,073	(76,507)	-	-	4,364,569

March 31, 2023

Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,417,793	$8,962,482	$277,277	$1,037,194	$(84,302)	$743,712	$-	$-	$8,946,277
					2,655,132	9,764,560	0	0	198,692,244
FIXED INTEREST CONTRACT 12.86%
Empower of America Contract	69,404,706	71,131,884	1,455,302	3,465,675	-	-	283,195	-	69,404,706
					0	0	283,195	0	69,404,706
				Total	$890,516	$17,860,918	$1,255,487	$0	$517,892,795
Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
BOND MUTUAL FUNDS 43.99%
Empower Bond Index Fund Institutional Class	4,836,203	$40,835,872	$3,185,200	$5,191,088	$(1,054,107)	$1,939,204	$341,223	$-	$40,769,188
Empower Core Bond Fund Institutional Class	2,331,750	20,094,955	1,516,865	2,528,653	(444,834)	993,203	185,489	-	20,076,370
Empower Global Bond Fund Institutional Class	2,664,626	20,265,860	1,288,121	2,207,111	(370,970)	824,352	-	-	20,171,222
Empower High Yield Bond Fund Institutional Class	1,256,685	11,579,778	535,281	857,812	(40,408)	404,787	-	-	11,662,034
Empower Inflation-Protected Securities Fund Institutional Class	4,131,627	37,956,769	2,294,125	4,256,512	(554,351)	1,768,690	-	-	37,763,072
Empower Multi-Sector Bond Fund Institutional Class	1,985,781	16,372,240	915,296	1,625,965	(242,179)	681,405	-	-	16,342,976
Empower Short Duration Bond Fund Institutional Class	1,793,100	16,925,139	1,286,065	1,687,718	(130,971)	277,862	142,291	-	16,801,348
					(2,837,820)	6,889,503	669,003	0	163,586,210
EQUITY MUTUAL FUNDS 40.96%
Empower Ariel Mid Cap Value Fund Institutional Class	135,117	1,471,393	135,087	157,525	13,074	22,469	-	-	1,471,424
Empower Emerging Markets Equity Fund Institutional Class	678,404	5,516,709	431,298	618,111	8,379	239,802	-	-	5,569,698
Empower International Growth Fund Institutional Class	1,045,932	9,064,322	231,725	1,350,973	(271,775)	1,300,965	-	-	9,246,039
Empower International Index Fund Institutional Class	1,959,415	19,429,009	701,031	1,829,934	284,134	1,313,641	-	-	19,613,747
Empower International Value Fund Institutional Class	1,277,214	10,306,678	332,914	1,059,410	52,907	778,024	-	-	10,358,206
Empower Large Cap Growth Fund Institutional Class	1,837,373	15,453,447	397,296	2,053,526	(528,074)	1,875,578	-	-	15,672,795
Empower Large Cap Value Fund Institutional Class	2,466,943	16,790,960	1,069,903	988,827	142,614	(22,814)	-	-	16,849,222
Empower Mid Cap Value Fund Institutional Class	767,561	5,749,106	423,330	565,356	(6,084)	211,034	-	-	5,818,114

March 31, 2023

Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
Empower Real Estate Index Fund Institutional Class	423,696	$3,289,035	$269,450	$299,430	$12,631	$88,142	$-	$-	$3,347,197
Empower S&P 500® Index Fund Institutional Class	3,984,617	32,228,410	823,574	3,439,721	(614,794)	2,981,906	-	-	32,594,169
Empower S&P Mid Cap 400® Index Fund Institutional Class	1,746,518	13,838,936	1,065,368	1,524,391	(13,219)	574,768	-	-	13,954,681
Empower S&P Small Cap 600® Index Fund Institutional Class	1,101,045	6,824,069	621,365	1,002,499	(221,380)	416,576	-	-	6,859,511
Empower Small Cap Growth Fund Institutional Class	65,631	635,241	42,232	119,684	(38,466)	82,765	-	-	640,554
Empower Small Cap Value Fund Institutional Class	541,695	3,642,783	370,218	630,903	(162,795)	247,256	-	-	3,629,354
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,064,575	6,638,289	225,581	905,928	(278,720)	759,525	-	-	6,717,467
					(1,621,568)	10,869,637	0	0	152,342,178
FIXED INTEREST CONTRACT 10.52%
Empower of America Contract	39,125,284	39,510,646	3,026,155	3,571,235	-	-	159,718	-	39,125,284
					0	0	159,718	0	39,125,284
				Total	$(4,459,388)	$17,759,140	$828,721	$0	$355,053,672
Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
BOND MUTUAL FUNDS 40.26%
Empower Bond Index Fund Institutional Class	16,424,696	$140,418,409	$5,876,397	$12,194,500	$(1,348,806)	$4,359,883	$1,158,097	$-	$138,460,189
Empower Core Bond Fund Institutional Class	7,890,594	68,936,233	2,714,626	6,224,864	(645,120)	2,512,021	627,342	-	67,938,016
Empower Global Bond Fund Institutional Class	8,593,620	66,105,983	1,928,440	5,282,820	(831,335)	2,302,099	-	-	65,053,702
Empower High Yield Bond Fund Institutional Class	4,266,485	39,653,561	1,048,366	2,427,723	(62,340)	1,318,776	-	-	39,592,980
Empower Inflation-Protected Securities Fund Institutional Class	10,374,374	96,012,348	3,118,601	8,077,104	(719,650)	3,767,935	-	-	94,821,780
Empower Multi-Sector Bond Fund Institutional Class	6,720,636	55,938,352	1,615,574	4,467,119	(726,071)	2,224,028	-	-	55,310,835
Empower Short Duration Bond Fund Institutional Class	4,718,159	45,073,399	2,074,054	3,475,600	(146,604)	537,292	373,644	-	44,209,145
					(4,479,926)	17,022,034	2,159,083	0	505,386,647
EQUITY MUTUAL FUNDS 46.46%
Empower Ariel Mid Cap Value Fund Institutional Class	502,540	5,485,961	458,125	437,237	181,543	(34,183)	-	-	5,472,666
Empower Emerging Markets Equity Fund Institutional Class	2,815,871	23,100,653	959,631	2,031,527	(21,212)	1,089,548	-	-	23,118,305

March 31, 2023

Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
Empower International Growth Fund Institutional Class	4,126,555	$36,272,723	$438,301	$3,552,392	$812,263	$3,320,111	$-	$-	$36,478,743
Empower International Index Fund Institutional Class	7,748,500	77,331,049	788,159	6,870,863	102,737	6,314,137	-	-	77,562,482
Empower International Value Fund Institutional Class	5,052,400	40,972,934	552,079	3,401,397	491,590	2,851,346	-	-	40,974,962
Empower Large Cap Growth Fund Institutional Class	6,853,467	58,057,402	1,113,414	7,100,831	(1,293,823)	6,390,088	-	-	58,460,073
Empower Large Cap Value Fund Institutional Class	9,234,218	63,167,696	3,137,794	3,941,811	(186,447)	706,031	-	-	63,069,710
Empower Mid Cap Value Fund Institutional Class	2,874,999	21,656,818	1,395,539	1,422,976	656,654	163,115	-	-	21,792,496
Empower Real Estate Index Fund Institutional Class	1,435,639	11,269,826	719,549	837,438	176,959	189,609	-	-	11,341,546
Empower S&P 500® Index Fund Institutional Class	14,885,399	121,125,909	2,085,193	12,646,500	(2,211,136)	11,197,965	-	-	121,762,567
Empower S&P Mid Cap 400® Index Fund Institutional Class	6,534,982	52,019,178	3,348,146	3,563,906	1,825,721	411,090	-	-	52,214,508
Empower S&P Small Cap 600® Index Fund Institutional Class	4,528,901	28,226,764	2,129,667	2,163,751	867,233	22,373	-	-	28,215,053
Empower Small Cap Growth Fund Institutional Class	273,767	2,668,163	149,596	237,399	101,095	91,610	-	-	2,671,970
Empower Small Cap Value Fund Institutional Class	2,228,465	15,006,516	1,255,515	1,119,064	607,782	(212,252)	-	-	14,930,715
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	3,976,760	24,945,656	743,201	3,229,089	(784,684)	2,633,585	-	-	25,093,353
					1,326,275	35,134,173	0	0	583,159,149
FIXED INTEREST CONTRACT 8.21%
Empower of America Contract	103,023,080	105,224,007	4,731,903	7,355,655	-	-	422,825	-	103,023,080
					0	0	422,825	0	103,023,080
				Total	$(3,153,651)	$52,156,207	$2,581,908	$0	$1,191,568,876
Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
BOND MUTUAL FUNDS 34.10%
Empower Bond Index Fund Institutional Class	5,542,624	$44,461,913	$3,948,122	$3,285,438	$(633,716)	$1,599,721	$390,368	$-	$46,724,318
Empower Core Bond Fund Institutional Class	2,669,563	21,846,857	1,866,231	1,592,702	(265,117)	864,553	211,959	-	22,984,939
Empower Global Bond Fund Institutional Class	2,795,093	20,099,781	1,534,410	1,095,148	(160,898)	619,812	-	-	21,158,855
Empower High Yield Bond Fund Institutional Class	1,450,625	12,574,374	922,805	464,298	(20,420)	428,919	-	-	13,461,800
Empower Inflation-Protected Securities Fund Institutional Class	2,546,232	22,043,827	1,684,577	1,354,899	(168,196)	899,051	-	-	23,272,556

March 31, 2023

Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
Empower Multi-Sector Bond Fund Institutional Class	2,275,297	$17,713,670	$1,306,203	$891,383	$(111,811)	$597,207	$-	$-	$18,725,697
Empower Short Duration Bond Fund Institutional Class	1,235,387	11,026,212	1,059,242	655,915	(50,896)	146,038	97,792	-	11,575,577
					(1,411,054)	5,155,301	700,119	0	157,903,742
EQUITY MUTUAL FUNDS 54.19%
Empower Ariel Mid Cap Value Fund Institutional Class	211,910	2,143,476	284,925	132,886	41,464	12,185	-	-	2,307,700
Empower Emerging Markets Equity Fund Institutional Class	1,307,212	9,947,338	977,014	581,228	68,152	389,084	-	-	10,732,208
Empower International Growth Fund Institutional Class	1,835,293	14,960,641	716,383	1,276,664	(79,362)	1,823,629	-	-	16,223,989
Empower International Index Fund Institutional Class	3,444,582	31,827,978	1,647,708	1,733,340	(35,720)	2,737,919	-	-	34,480,265
Empower International Value Fund Institutional Class	2,251,393	16,873,734	930,787	964,215	(12,167)	1,418,493	-	-	18,258,799
Empower Large Cap Growth Fund Institutional Class	2,868,822	22,619,399	1,616,930	2,388,253	(563,304)	2,622,979	-	-	24,471,055
Empower Large Cap Value Fund Institutional Class	3,883,612	24,591,984	2,618,457	663,705	217,700	(21,665)	-	-	26,525,071
Empower Mid Cap Value Fund Institutional Class	1,208,183	8,395,690	994,225	376,262	171,262	144,377	-	-	9,158,030
Empower Real Estate Index Fund Institutional Class	542,782	3,905,165	569,923	290,888	27,578	103,776	-	-	4,287,976
Empower S&P 500® Index Fund Institutional Class	6,229,522	47,073,479	3,388,478	3,760,273	(639,011)	4,255,807	-	-	50,957,491
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,752,255	20,258,332	2,312,731	959,760	487,721	379,213	-	-	21,990,516
Empower S&P Small Cap 600® Index Fund Institutional Class	2,087,281	12,035,230	1,540,817	958,747	(19,250)	386,459	-	-	13,003,759
Empower Small Cap Growth Fund Institutional Class	125,058	1,128,844	107,567	122,898	(25,248)	107,056	-	-	1,220,569
Empower Small Cap Value Fund Institutional Class	1,025,417	6,399,501	784,703	427,979	39,639	114,068	-	-	6,870,293
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,667,756	9,695,748	720,741	731,450	(107,126)	838,504	-	-	10,523,543
					(427,672)	15,311,884	0	0	251,011,264
FIXED INTEREST CONTRACT 5.83%
Empower of America Contract	27,020,734	25,734,709	2,538,808	1,359,618	-	-	106,835	-	27,020,734
					0	0	106,835	0	27,020,734
				Total	$(1,838,726)	$20,467,185	$806,954	$0	$435,935,740

March 31, 2023

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
BOND MUTUAL FUNDS 25.80%
Empower Bond Index Fund Institutional Class	12,669,899	$106,698,332	$5,750,119	$9,341,457	$(1,374,309)	$3,700,255	$893,660	$-	$106,807,249
Empower Core Bond Fund Institutional Class	6,098,942	52,485,826	2,672,294	4,610,275	(525,667)	1,964,046	485,014	-	52,511,891
Empower Global Bond Fund Institutional Class	6,181,326	46,874,419	1,833,064	3,583,700	(617,933)	1,668,852	-	-	46,792,635
Empower High Yield Bond Fund Institutional Class	3,309,252	30,274,300	961,465	1,538,459	(57,741)	1,012,550	-	-	30,709,856
Empower Inflation-Protected Securities Fund Institutional Class	4,052,425	37,024,855	1,568,230	3,031,547	(284,883)	1,477,633	-	-	37,039,171
Empower Multi-Sector Bond Fund Institutional Class	5,193,251	42,612,945	1,656,531	2,998,632	(324,491)	1,469,613	-	-	42,740,457
Empower Short Duration Bond Fund Institutional Class	2,156,385	20,338,196	1,086,299	1,486,655	(89,441)	267,487	170,927	-	20,205,327
					(3,274,465)	11,560,436	1,549,601	0	336,806,586
EQUITY MUTUAL FUNDS 63.80%
Empower Ariel Mid Cap Value Fund Institutional Class	679,159	7,274,901	543,691	548,612	57,196	126,062	-	-	7,396,042
Empower Emerging Markets Equity Fund Institutional Class	4,665,475	37,712,014	1,889,699	3,325,893	(320,352)	2,027,730	-	-	38,303,550
Empower International Growth Fund Institutional Class	6,281,451	54,242,742	549,740	6,298,871	(854,021)	7,034,413	-	-	55,528,024
Empower International Index Fund Institutional Class	11,758,187	115,376,099	1,679,804	9,183,297	(281,421)	9,826,844	-	-	117,699,450
Empower International Value Fund Institutional Class	7,688,733	61,263,715	1,019,247	4,494,193	415,900	4,566,858	-	-	62,355,627
Empower Large Cap Growth Fund Institutional Class	9,307,769	77,646,338	1,256,218	6,881,190	(559,331)	7,373,900	-	-	79,395,266
Empower Large Cap Value Fund Institutional Class	12,550,890	84,362,986	4,252,975	3,842,592	(337,178)	949,208	-	-	85,722,577
Empower Mid Cap Value Fund Institutional Class	3,910,128	28,931,303	1,738,612	2,343,420	(243,796)	1,312,277	-	-	29,638,772
Empower Real Estate Index Fund Institutional Class	1,527,501	11,752,305	738,003	544,233	251,243	121,187	-	-	12,067,262
Empower S&P 500® Index Fund Institutional Class	20,230,292	161,977,680	2,412,890	11,439,478	(541,038)	12,532,697	-	-	165,483,789
Empower S&P Mid Cap 400® Index Fund Institutional Class	8,894,771	69,590,051	4,066,916	5,866,310	(353,812)	3,278,567	-	-	71,069,224
Empower S&P Small Cap 600® Index Fund Institutional Class	7,326,333	44,958,300	3,006,618	4,332,936	(651,162)	2,011,070	-	-	45,643,052
Empower Small Cap Growth Fund Institutional Class	445,818	4,266,033	204,599	307,979	116,928	188,534	-	-	4,351,187
Empower Small Cap Value Fund Institutional Class	3,620,312	23,975,318	1,854,395	2,199,317	(31,082)	625,697	-	-	24,256,093
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,398,287	33,319,616	667,421	2,558,754	(187,033)	2,634,905	-	-	34,063,188
					(3,518,959)	54,609,949	0	0	832,973,103

March 31, 2023

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
FIXED INTEREST CONTRACT 3.62%
Empower of America Contract	47,304,749	$47,672,941	$2,428,992	$2,990,703	$-	$-	$193,519	$-	$47,304,749
					0	0	193,519	0	47,304,749
				Total	$(6,793,424)	$66,170,385	$1,743,120	$0	$1,217,084,438
Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
BOND MUTUAL FUNDS 17.17%
Empower Bond Index Fund Institutional Class	2,380,761	$18,887,774	$2,279,019	$1,879,871	$(370,802)	$782,891	$165,841	$-	$20,069,813
Empower Core Bond Fund Institutional Class	1,145,154	9,275,728	1,077,279	918,733	(170,083)	425,503	89,986	-	9,859,777
Empower Global Bond Fund Institutional Class	1,130,392	8,083,501	819,369	636,208	(106,744)	290,404	-	-	8,557,066
Empower High Yield Bond Fund Institutional Class	619,562	5,364,169	452,609	233,962	4,856	166,718	-	-	5,749,534
Empower Inflation-Protected Securities Fund Institutional Class	490,281	4,217,108	423,439	348,645	(49,252)	189,265	-	-	4,481,167
Empower Multi-Sector Bond Fund Institutional Class	972,002	7,522,298	749,516	579,368	(102,422)	307,134	-	-	7,999,580
Empower Short Duration Bond Fund Institutional Class	304,938	2,708,525	316,441	207,293	(15,943)	39,603	23,870	-	2,857,276
					(810,390)	2,201,518	279,697	0	59,574,213
EQUITY MUTUAL FUNDS 73.07%
Empower Ariel Mid Cap Value Fund Institutional Class	201,787	2,062,901	229,546	122,325	20,134	27,340	-	-	2,197,462
Empower Emerging Markets Equity Fund Institutional Class	1,542,170	11,661,118	1,069,230	574,477	12,854	505,345	-	-	12,661,216
Empower International Growth Fund Institutional Class	1,967,334	16,051,649	490,436	1,015,045	(599)	1,864,193	-	-	17,391,233
Empower International Index Fund Institutional Class	3,691,332	34,177,324	1,251,742	1,357,437	(5,385)	2,878,602	-	-	36,950,231
Empower International Value Fund Institutional Class	2,401,496	18,123,396	635,292	758,521	17,872	1,475,967	-	-	19,476,134
Empower Large Cap Growth Fund Institutional Class	2,759,113	21,792,255	1,211,250	1,810,401	(365,893)	2,342,131	-	-	23,535,235
Empower Large Cap Value Fund Institutional Class	3,714,823	23,775,862	2,208,260	809,846	(43,271)	197,966	-	-	25,372,242
Empower Mid Cap Value Fund Institutional Class	1,158,790	8,114,011	734,686	406,107	(49,332)	341,041	-	-	8,783,631
Empower Real Estate Index Fund Institutional Class	415,870	3,013,033	328,232	131,002	20,296	75,111	-	-	3,285,374
Empower S&P 500® Index Fund Institutional Class	5,979,355	45,388,211	2,345,252	2,937,271	(656,848)	4,114,928	-	-	48,911,120

March 31, 2023

Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,635,473	$19,602,782	$1,645,073	$1,078,856	$(86,485)	$888,430	$-	$-	$21,057,429
Empower S&P Small Cap 600® Index Fund Institutional Class	2,353,031	13,712,195	1,351,550	686,313	103,712	281,954	-	-	14,659,386
Empower Small Cap Growth Fund Institutional Class	142,620	1,299,135	86,567	66,204	20,115	72,470	-	-	1,391,968
Empower Small Cap Value Fund Institutional Class	1,157,724	7,302,574	770,768	405,331	75,758	88,742	-	-	7,756,753
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,597,086	9,360,373	393,082	507,469	(134,452)	831,618	-	-	10,077,612
					(1,071,524)	15,985,838	0	0	253,507,026
FIXED INTEREST CONTRACT 1.91%
Empower of America Contract	6,622,145	6,292,596	747,669	444,592	-	-	26,472	-	6,622,145
					0	0	26,472	0	6,622,145
				Total	$(1,881,914)	$18,187,356	$306,169	$0	$319,703,384
Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
BOND MUTUAL FUNDS 10.75%
Empower Bond Index Fund Institutional Class	4,010,163	$33,060,146	$2,669,515	$3,151,500	$(510,483)	$1,227,512	$280,313	$-	$33,805,673
Empower Core Bond Fund Institutional Class	1,925,315	16,220,199	1,234,198	1,547,027	(226,193)	669,589	151,772	-	16,576,959
Empower Global Bond Fund Institutional Class	1,869,033	13,914,682	880,524	1,158,428	(202,018)	511,802	-	-	14,148,580
Empower High Yield Bond Fund Institutional Class	1,042,215	9,357,363	494,526	485,437	(10,079)	305,303	-	-	9,671,755
Empower Inflation-Protected Securities Fund Institutional Class	438,333	3,925,615	259,169	351,080	(45,520)	172,664	-	-	4,006,368
Empower Multi-Sector Bond Fund Institutional Class	1,640,784	13,200,815	824,712	1,028,358	(151,761)	506,485	-	-	13,503,654
Empower Short Duration Bond Fund Institutional Class	369,841	3,418,196	275,692	276,266	(17,860)	47,792	29,047	-	3,465,414
					(1,163,914)	3,441,147	461,132	0	95,178,403
EQUITY MUTUAL FUNDS 79.62%
Empower Ariel Mid Cap Value Fund Institutional Class	538,643	5,690,847	466,971	411,660	18,306	119,662	-	-	5,865,820
Empower Emerging Markets Equity Fund Institutional Class	4,581,496	36,200,757	2,183,105	2,628,521	(246,135)	1,858,745	-	-	37,614,086
Empower International Growth Fund Institutional Class	5,607,433	47,583,160	722,530	4,822,280	(639,838)	6,086,299	-	-	49,569,709
Empower International Index Fund Institutional Class	10,521,975	101,371,291	1,863,296	6,072,318	255,238	8,162,700	-	-	105,324,969

March 31, 2023

Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
Empower International Value Fund Institutional Class	6,860,654	$53,766,061	$931,201	$3,861,263	$(416,078)	$4,803,908	$-	$-	$55,639,907
Empower Large Cap Growth Fund Institutional Class	7,461,088	61,255,321	1,806,325	5,259,894	(429,098)	5,841,329	-	-	63,643,081
Empower Large Cap Value Fund Institutional Class	10,062,370	66,636,628	4,131,489	2,692,662	(199,570)	650,533	-	-	68,725,988
Empower Mid Cap Value Fund Institutional Class	3,123,795	22,793,414	1,505,699	1,465,616	(17,656)	844,868	-	-	23,678,365
Empower Real Estate Index Fund Institutional Class	1,063,512	8,060,601	587,062	342,353	152,446	96,436	-	-	8,401,746
Empower S&P 500® Index Fund Institutional Class	16,197,020	127,691,946	3,573,777	8,728,166	(447,368)	9,954,064	-	-	132,491,621
Empower S&P Mid Cap 400® Index Fund Institutional Class	7,113,257	54,877,801	3,435,671	3,623,375	129,568	2,144,826	-	-	56,834,923
Empower S&P Small Cap 600® Index Fund Institutional Class	6,877,337	41,490,129	3,111,651	3,632,001	(651,712)	1,876,031	-	-	42,845,810
Empower Small Cap Growth Fund Institutional Class	418,984	3,947,595	201,190	362,076	(20,412)	302,575	-	-	4,089,284
Empower Small Cap Value Fund Institutional Class	3,392,805	22,108,909	1,870,570	1,901,454	(116,996)	653,765	-	-	22,731,790
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,327,935	26,307,252	578,218	1,769,093	(258,674)	2,192,889	-	-	27,309,266
					(2,887,979)	45,588,630	0	0	704,766,365
FIXED INTEREST CONTRACT 0.91%
Empower of America Contract	8,051,475	7,953,299	626,095	560,594	-	-	32,675	-	8,051,475
					0	0	32,675	0	8,051,475
				Total	$(4,051,893)	$49,029,777	$493,807	$0	$807,996,243
Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
BOND MUTUAL FUNDS 7.82%
Empower Bond Index Fund Institutional Class	789,652	$5,933,590	$1,029,511	$542,334	$(107,107)	$235,995	$53,996	$-	$6,656,762
Empower Core Bond Fund Institutional Class	380,150	2,916,642	488,764	260,877	(48,392)	128,563	29,350	-	3,273,092
Empower Global Bond Fund Institutional Class	359,960	2,437,981	382,155	182,050	(31,460)	86,813	-	-	2,724,899
Empower High Yield Bond Fund Institutional Class	203,812	1,685,299	215,143	67,534	(4,357)	58,463	-	-	1,891,371
Empower Inflation-Protected Securities Fund Institutional Class	22,384	182,760	27,311	13,927	(2,246)	8,443	-	-	204,587
Empower Multi-Sector Bond Fund Institutional Class	323,331	2,374,517	354,749	162,937	(29,697)	94,688	-	-	2,661,017
Empower Short Duration Bond Fund Institutional Class	48,453	406,211	70,762	28,515	(2,003)	5,550	3,716	-	454,008
					(225,262)	618,515	87,062	0	17,865,736

March 31, 2023

Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
EQUITY MUTUAL FUNDS 82.29%
Empower Ariel Mid Cap Value Fund Institutional Class	140,889	$1,370,338	$187,404	$55,161	$(2,024)	$31,696	$-	$-	$1,534,277
Empower Emerging Markets Equity Fund Institutional Class	1,303,652	9,483,216	1,182,372	379,643	(2,056)	417,034	-	-	10,702,979
Empower International Growth Fund Institutional Class	1,527,809	11,964,718	648,805	512,718	(681)	1,405,031	-	-	13,505,836
Empower International Index Fund Institutional Class	2,866,693	25,494,660	1,634,179	599,966	(4,885)	2,166,723	-	-	28,695,596
Empower International Value Fund Institutional Class	1,875,404	13,525,007	891,852	323,070	10,800	1,115,739	-	-	15,209,528
Empower Large Cap Growth Fund Institutional Class	1,934,747	14,643,799	1,180,238	822,445	(154,756)	1,501,800	-	-	16,503,392
Empower Large Cap Value Fund Institutional Class	2,608,996	15,868,284	2,091,747	245,376	(14,643)	104,790	-	-	17,819,445
Empower Mid Cap Value Fund Institutional Class	809,981	5,440,239	630,852	143,868	(21,628)	212,430	-	-	6,139,653
Empower Real Estate Index Fund Institutional Class	279,921	1,927,285	273,076	40,991	7,396	52,005	-	-	2,211,375
Empower S&P 500® Index Fund Institutional Class	4,201,966	30,534,263	2,467,076	1,225,629	(239,533)	2,596,374	-	-	34,372,084
Empower S&P Mid Cap 400® Index Fund Institutional Class	1,846,167	13,084,324	1,464,285	356,899	(30,797)	559,168	-	-	14,750,878
Empower S&P Small Cap 600® Index Fund Institutional Class	1,923,577	10,633,258	1,380,641	226,551	89,325	196,538	-	-	11,983,886
Empower Small Cap Growth Fund Institutional Class	115,078	998,100	88,047	42,659	(8,325)	79,676	-	-	1,123,164
Empower Small Cap Value Fund Institutional Class	947,094	5,659,171	763,650	133,818	63,345	56,526	-	-	6,345,529
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,120,828	6,271,591	437,321	142,480	(34,765)	505,993	-	-	7,072,425
					(343,227)	11,001,523	0	0	187,970,047
FIXED INTEREST CONTRACT 0.47%
Empower of America Contract	1,066,137	955,288	168,087	61,336	-	-	4,098	-	1,066,137
					0	0	4,098	0	1,066,137
				Total	$(568,489)	$11,620,038	$91,160	$0	$206,901,920
Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
BOND MUTUAL FUNDS 6.99%
Empower Bond Index Fund Institutional Class	1,337,937	$11,078,580	$1,193,696	$1,528,281	$(298,254)	$534,813	$92,928	$-	$11,278,808
Empower Core Bond Fund Institutional Class	643,390	5,436,953	567,819	729,575	(117,493)	264,392	50,409	-	5,539,589
Empower Global Bond Fund Institutional Class	630,481	4,700,039	415,852	530,763	(84,201)	187,612	-	-	4,772,740

March 31, 2023

Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
Empower High Yield Bond Fund Institutional Class	349,209	$3,157,713	$227,778	$254,224	$(10,330)	$109,392	$-	$-	$3,240,659
Empower Multi-Sector Bond Fund Institutional Class	545,553	4,404,416	387,274	486,547	(67,296)	184,754	-	-	4,489,897
Empower Short Duration Bond Fund Institutional Class	67,541	624,044	65,394	66,348	(4,322)	9,774	5,268	-	632,864
					(581,896)	1,290,737	148,605	0	29,954,557
EQUITY MUTUAL FUNDS 82.78%
Empower Ariel Mid Cap Value Fund Institutional Class	256,652	2,728,026	241,770	245,695	(4,058)	70,839	-	-	2,794,940
Empower Emerging Markets Equity Fund Institutional Class	2,630,624	20,889,918	1,472,966	1,744,855	(52,231)	979,393	-	-	21,597,422
Empower International Growth Fund Institutional Class	2,954,395	25,279,716	597,718	2,164,501	474,696	2,403,923	-	-	26,116,856
Empower International Index Fund Institutional Class	5,544,124	53,770,291	1,691,336	4,718,699	(298,128)	4,753,756	-	-	55,496,684
Empower International Value Fund Institutional Class	3,619,748	28,495,911	906,926	2,076,931	297,678	2,030,254	-	-	29,356,160
Empower Large Cap Growth Fund Institutional Class	3,543,268	29,282,941	1,054,951	3,445,184	(752,794)	3,331,364	-	-	30,224,072
Empower Large Cap Value Fund Institutional Class	4,783,235	31,887,391	2,330,792	1,516,960	254,581	(31,731)	-	-	32,669,492
Empower Mid Cap Value Fund Institutional Class	1,481,009	10,862,460	780,314	897,425	(83,047)	480,703	-	-	11,226,052
Empower Real Estate Index Fund Institutional Class	525,018	4,001,090	355,354	290,428	44,076	81,626	-	-	4,147,642
Empower S&P 500® Index Fund Institutional Class	7,709,949	61,162,346	2,236,965	5,162,104	(290,228)	4,830,172	-	-	63,067,379
Empower S&P Mid Cap 400® Index Fund Institutional Class	3,380,703	26,249,515	1,709,041	2,169,943	(129,938)	1,223,204	-	-	27,011,817
Empower S&P Small Cap 600® Index Fund Institutional Class	3,777,178	22,891,741	1,739,676	2,133,378	(360,413)	1,033,779	-	-	23,531,818
Empower Small Cap Growth Fund Institutional Class	229,223	2,170,159	123,742	230,483	(17,664)	173,800	-	-	2,237,218
Empower Small Cap Value Fund Institutional Class	1,862,853	12,182,928	1,063,620	1,152,949	(87,475)	387,515	-	-	12,481,114
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,050,885	12,568,223	371,660	997,895	(75,174)	999,097	-	-	12,941,085
					(1,080,119)	22,747,694	0	0	354,899,751
FIXED INTEREST CONTRACT 0.34%
Empower of America Contract	1,473,830	1,456,839	149,253	138,251	-	-	5,989	-	1,473,830
					0	0	5,989	0	1,473,830
				Total	$(1,662,015)	$24,038,431	$154,594	$0	$386,328,138

March 31, 2023

Empower Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 03/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 03/31/2023
BOND MUTUAL FUNDS 6.68%
Empower Bond Index Fund Institutional Class	91,397	$650,678	$189,872	$100,488	$(15,806)	$30,411	$6,208	$-	$770,473
Empower Core Bond Fund Institutional Class	43,899	318,878	90,773	49,156	(8,455)	17,479	3,364	-	377,974
Empower Global Bond Fund Institutional Class	45,730	294,043	80,077	41,696	(6,868)	13,755	-	-	346,179
Empower High Yield Bond Fund Institutional Class	23,634	184,106	45,221	18,377	(2,285)	8,369	-	-	219,319
Empower Multi-Sector Bond Fund Institutional Class	37,397	259,720	68,679	34,015	(6,026)	13,390	-	-	307,774
Empower Short Duration Bond Fund Institutional Class	4,580	36,451	10,299	4,459	(303)	626	351	-	42,917
					(39,743)	84,030	9,923	0	2,064,636
EQUITY MUTUAL FUNDS 82.63%
Empower Ariel Mid Cap Value Fund Institutional Class	17,965	164,703	39,266	15,802	(4,186)	7,473	-	-	195,640
Empower Emerging Markets Equity Fund Institutional Class	200,117	1,391,421	286,341	129,307	(34,578)	94,504	-	-	1,642,959
Empower International Growth Fund Institutional Class	216,772	1,617,751	282,251	268,331	(91,532)	284,594	-	-	1,916,265
Empower International Index Fund Institutional Class	406,034	3,439,797	621,435	348,851	(55,560)	352,024	-	-	4,064,405
Empower International Value Fund Institutional Class	265,500	1,822,748	324,448	180,534	(32,236)	186,539	-	-	2,153,201
Empower Large Cap Growth Fund Institutional Class	248,042	1,777,395	350,475	274,632	(94,290)	262,562	-	-	2,115,800
Empower Large Cap Value Fund Institutional Class	333,977	1,924,318	455,621	128,837	(21,642)	29,962	-	-	2,281,064
Empower Mid Cap Value Fund Institutional Class	103,603	659,110	142,105	54,398	(16,324)	38,492	-	-	785,309
Empower Real Estate Index Fund Institutional Class	38,449	252,600	64,532	25,936	(5,288)	12,552	-	-	303,748
Empower S&P 500® Index Fund Institutional Class	538,690	3,704,091	746,897	440,306	(102,659)	395,800	-	-	4,406,482
Empower S&P Mid Cap 400® Index Fund Institutional Class	236,862	1,587,904	348,660	135,632	(29,248)	91,599	-	-	1,892,531
Empower S&P Small Cap 600® Index Fund Institutional Class	283,642	1,479,913	372,299	176,095	(53,500)	90,973	-	-	1,767,090
Empower Small Cap Growth Fund Institutional Class	16,899	138,483	27,386	16,099	(5,285)	15,163	-	-	164,933
Empower Small Cap Value Fund Institutional Class	139,319	785,786	186,425	74,449	(20,793)	35,676	-	-	933,438
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	143,627	761,251	138,691	85,238	(33,713)	91,586	-	-	906,290
					(600,834)	1,989,499	0	0	25,529,155
FIXED INTEREST CONTRACT 0.33%
Empower of America Contract	100,983	85,961	25,189	10,547	-	-	380	-	100,983
					0	0	380	0	100,983
				Total	$(640,577)	$2,073,529	$10,303	$0	$27,694,774

March 31, 2023